Lease obligation - Reconciliation of obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease obligation
Imputed interest rate	8.00%
Balance	$ 11,510	$ 77,599
Additions	96,998
Lease payments	(69,723)	(66,089)
Balance	38,785	$ 11,510
Recognition of lease liabilities	$ 96,998